Taxation - Summary of Changes in Deferred Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	€ 744	€ (1,017)
Adjustments opening	328
Change through equity	(25)	253
Change through net result	(265)	(524)	€ (180)
Exchange rate differences	23	1
Changes in the composition of the group and other changes	(27)	(3)
Net liability (-) Net asset (+), Ending balance	778	744	(1,017)
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(555)	(799)
Adjustments opening	142
Change through equity	76	123
Exchange rate differences	4	5
Changes in the composition of the group and other changes	(2)
Net liability (-) Net asset (+), Ending balance	(64)	(555)	(799)
Investment properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(5)	(5)
Net liability (-) Net asset (+), Ending balance	(6)	(5)	(5)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(24)	(33)
Exchange rate differences	0	4
Net liability (-) Net asset (+), Ending balance	(23)	(24)	(33)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(178)	(90)
Adjustments opening	45
Change through equity	(53)	(10)
Exchange rate differences	1	2
Changes in the composition of the group and other changes	(31)
Net liability (-) Net asset (+), Ending balance	(160)	(178)	(90)
Financial liabilities at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	419	697
Adjustments opening	16
Exchange rate differences	17	12
Changes in the composition of the group and other changes	1
Net liability (-) Net asset (+), Ending balance	116	419	697
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(72)	(238)
Change through equity	(76)	167
Exchange rate differences	7	(1)
Changes in the composition of the group and other changes	1
Net liability (-) Net asset (+), Ending balance	(140)	(72)	(238)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	198	255
Adjustments opening	4
Exchange rate differences	(7)	(6)
Changes in the composition of the group and other changes	1	(3)
Net liability (-) Net asset (+), Ending balance	10	198	255
Pension and post-employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	76	112
Change through equity	(12)	(25)
Exchange rate differences	2	(5)
Net liability (-) Net asset (+), Ending balance	59	76	112
Receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	614	570
Adjustments opening	0
Exchange rate differences	1	(5)
Net liability (-) Net asset (+), Ending balance	556	614	570
Loans and advances to customers [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	279	491
Adjustments opening	121
Change through equity	39	(2)
Exchange rate differences	(1)
Changes in the composition of the group and other changes	2
Net liability (-) Net asset (+), Ending balance	379	279	491
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(8)	57
Change through net result	61	(60)
Exchange rate differences	(2)	(5)
Changes in the composition of the group and other changes	0
Net liability (-) Net asset (+), Ending balance	51	(8)	57
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	(362)	(624)
Net liability (-) Net asset (+), Ending balance	(180)	(362)	(624)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	1,106	1,641
Net liability (-) Net asset (+), Ending balance	958	1,106	1,641
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+), Beginning balance	744	1,017
Net liability (-) Net asset (+), Ending balance	€ 778	€ 744	€ 1,017